Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Billions	Jul. 31, 2025	Oct. 31, 2024
Deposits from customers [abstract]
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$ 701	$ 670